CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue:
Contract revenue	$ 2,231	$ 785	$ 4,446	$ 785	$ 4,821	$ 0	$ 0
Costs and expenses:
Research and development	1,927	907	3,998	1,097	5,055	1,690	711
General and administrative	865	840	1,720	1,390	3,668	1,954	1,292
Total costs and expenses	2,792	1,747	5,718	2,487	8,723	3,644	2,003
Loss from operations	(561)	(962)	(1,272)	(1,702)	(3,902)	(3,644)	(2,003)
Non-cash financing charges and change in fair value of warrants	3,324	4,746	7,012	(2,456)	3,887	(21,347)	0
Interest income (expense), net	0	(6)	0	(21)	(21)	(878)	(441)
Interest income	0	0	0	0	0	0	4
Warrant repricing charges	0	0	0	0	0	0	(38)
Gain on marketable investments	0	0	0	0	0	0	49
Gain on sale of investments available for sale	0	0	0	0	0	0	133
Other income (expense), net	0	0	0	337	335	0	0
Net income (loss)	$ 2,763	$ 3,778	$ 5,740	$ (3,842)	$ 299	$ (25,869)	$ (2,296)
Net income (loss) per weighted share attributable to common stockholders:
Basic	$ 0.05	$ 0.06	$ 0.10	$ (0.07)	$ 0.01	$ (0.53)	$ (0.07)
Diluted	$ 0.04	$ 0.03	$ 0.08	$ (0.07)	$ 0	$ (0.53)	$ (0.07)
Weighted average common shares outstanding:
Basic	60,490	59,953	60,480	58,473	59,474	49,151	34,789
Diluted	71,858	121,640	76,334	58,473	82,302	49,151	34,789